Document and Entity Information	Jul. 26, 2024
Cover [Abstract]
Entity Registrant Name	GORMAN RUPP CO
Amendment Flag	false
Entity Central Index Key	0000042682
Document Type	8-K
Document Period End Date	Jul. 26, 2024
Entity Incorporation State Country Code	OH
Entity File Number	1-6747
Entity Tax Identification Number	34-0253990
Entity Address, Address Line One	600 South Airport Road
Entity Address, City or Town	Mansfield
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44903
City Area Code	(419)
Local Phone Number	755-1011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	GRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false